CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues (Note 17g):
Proprietary software products and related services	$ 179,400	$ 164,173	$ 91,288
Software services	617,274	580,558	549,329
Total revenues	796,674	744,731	640,617
Cost of revenues:
Proprietary software products and related services	96,180	83,784	38,805
Software services	506,900	481,019	454,081
Total cost of revenues	603,080	564,803	492,886
Gross profit	193,594	179,928	147,731
Research and development costs, net	14,168	12,349	5,148
Selling, marketing, general and administrative expenses	117,877	110,758	93,340
Other expenses (income), net (Note 17e)	14	(174)	(207)
Operating income	61,535	56,995	49,450
Financial expenses, net (Note 17d)	(6,236)	(6,672)	(6,500)
Total	55,299	50,323	42,950
Taxes on income (Note 16)	8,926	6,583	5,689
Income loss from continuing operations including portion attributable to non controlling interest excluding equity losses	46,373	43,740	37,261
Equity in gains (losses) of affiliated companies, net (Note 6)	60,683	3,744	25,870
Net income	107,056	47,484	63,131
Change in redeemable non-controlling interests	1,735	(967)	0
Net income attributable to Formula Systems (1985) shareholders	24,336	24,421	20,169
Net earnings per share attributable to Formula Systems (1985) Shareholders (Note 17h)	$ 80,985	$ 24,030	$ 42,962
Net earnings per share attributable to Formula's shareholders:
Basic (in dollars per share)	$ 5.90	$ 1.78	$ 3.17
Diluted (in dollars per share)	$ 5.70	$ 1.72	$ 3.11
Shares used in computing earnings per share (Note 17h):
Basic (in shares)	13,724,652	13,596,000	13,513,500
Diluted (in shares)	14,122,779	13,789,766	13,669,297